Taxes payable - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 107,014	R$ 55,794
Contributions over revenue (PIS and COFINS)	26,392	23,502
Withholding income tax	22,640	12,021
Taxes on services (ISS)	8,449	8,635
Withholding taxes from services taken	6,362	5,969
Social security levied on gross revenue (INSS)	564	503
Other taxes and contributions	5,032	411
Total taxes payable	R$ 176,453	R$ 106,835